UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                      JULY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.5%
-----------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                              --------------- -----------------
AEROSPACE & DEFENSE -- 1.7%
    Moog, Cl A* .............................................          85,600     $  2,969,464
                                                                                  ------------
APPAREL/TEXTILES -- 3.0%
    Carter's* ...............................................         106,900        2,331,489
    Wolverine World Wide ....................................         110,300        2,806,032
                                                                                  ------------
                                                                                     5,137,521
                                                                                  ------------
AUTO & TRANSPORTATION -- 1.1%
    LKQ* ....................................................          83,900        1,879,360
                                                                                  ------------
BANKS -- 11.4%
    Bank of the Ozarks ......................................         112,700        3,622,178
    East West Bancorp .......................................          69,000        2,784,150
    FirstMerit ..............................................         158,900        3,483,088
    Hanmi Financial .........................................         158,668        3,021,039
    Placer Sierra Bancshares ................................          82,600        1,799,854
    Prosperity Bancshares ...................................          82,500        2,901,525
    Provident Bankshares ....................................          52,900        1,945,133
                                                                                  ------------
                                                                                    19,556,967
                                                                                  ------------
BUILDING & CONSTRUCTION -- 1.7%
    URS* ....................................................          72,500        2,871,000
                                                                                  ------------
BUILDING & CONSTRUCTION SUPPLIES -- 1.5%
    Interline Brands* .......................................         121,000        2,637,800
                                                                                  ------------
BUSINESS SERVICES -- 3.4%
    Gevity HR ...............................................         120,350        2,672,974
    Rollins .................................................         150,800        3,186,404
                                                                                  ------------
                                                                                     5,859,378
                                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 3.3%
    CommScope* ..............................................          92,700        2,895,021
    Comtech Telecommunications* .............................         101,500        2,817,640
                                                                                  ------------
                                                                                     5,712,661
                                                                                  ------------
COMMUNICATIONS TECHNOLOGY -- 1.6%
    Anixter International ...................................          49,800        2,745,474
                                                                                  ------------
COMPUTER SOFTWARE -- 3.0%
    MRO Software* ...........................................         134,404        2,838,612
    SRA International, Cl A* ................................          99,200        2,399,648
                                                                                  ------------
                                                                                     5,238,260
                                                                                  ------------
CONSUMER PRODUCTS -- 3.2%
    Chattem* ................................................          84,800        2,877,264
    Jarden* .................................................          89,350        2,590,257
                                                                                  ------------
                                                                                     5,467,521
                                                                                  ------------
DATA PROCESSING -- 1.5%
    Jack Henry & Associates .................................         140,000        2,641,800
                                                                                  ------------
DRUGS -- 1.7%
    Noven Pharmaceuticals* ..................................         152,158        3,006,642
                                                                                  ------------




THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                      JULY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                              --------------- -----------------
ELECTRICAL TECHNOLOGY -- 3.1%
    Coherent* ...............................................          83,300     $  2,670,598
    Flir Systems* ...........................................         110,600        2,655,506
                                                                                  ------------
                                                                                     5,326,104
                                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 5.4%
    Oceaneering International* ..............................          78,100        3,414,532
    W-H Energy Services* ....................................          48,900        2,690,478
    World Fuel Services .....................................          67,200        3,179,904
                                                                                  ------------
                                                                                     9,284,914
                                                                                  ------------
FOOD & BEVERAGE -- 4.2%
    Hain Celestial Group* ...................................          81,282        1,755,691
    J&J Snack Foods .........................................          91,582        2,755,703
    Ralcorp Holdings* .......................................          64,900        2,705,032
                                                                                  ------------
                                                                                     7,216,426
                                                                                  ------------
GAS UTILITIES -- 2.1%
    New Jersey Resources ....................................          74,000        3,694,820
                                                                                  ------------
HEALTHCARE -- 4.8%
    Healthways* .............................................          54,000        2,900,880
    Integra LifeSciences Holdings* ..........................          70,200        2,587,572
    PolyMedica ..............................................          72,700        2,814,217
                                                                                  ------------
                                                                                     8,302,669
                                                                                  ------------
INSURANCE -- 7.1%
    Delphi Financial Group, Cl A ............................         103,600        3,946,124
    Philadelphia Consolidated Holding* ......................          86,400        2,926,368
    ProAssurance* ...........................................          57,900        2,878,209
    Universal American Financial* ...........................         195,300        2,421,720
                                                                                  ------------
                                                                                    12,172,421
                                                                                  ------------
LEASING & RENTING -- 3.0%
    Aaron Rents .............................................         101,000        2,438,140
    Williams Scotsman International* ........................         129,200        2,755,836
                                                                                  ------------
                                                                                     5,193,976
                                                                                  ------------
MACHINERY -- 0.1%
    Astec Industries* .......................................          12,100          256,520
                                                                                  ------------
MATERIALS & PROCESSING -- 1.4%
    Century Aluminum* .......................................          76,322        2,356,060
                                                                                  ------------
MEASURING DEVICES -- 1.5%
    ESCO Technologies* ......................................          47,700        2,513,313
                                                                                  ------------
MEDICAL PRODUCTS & SERVICES -- 3.3%
    Haemonetics* ............................................          70,300        3,084,061
    Owens & Minor ...........................................          84,500        2,552,745
                                                                                  ------------
                                                                                     5,636,806
                                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 9.6%
    EastGroup Properties ....................................          74,500        3,503,735
    Equity Inns .............................................         162,700        2,565,779
    Home Properties of New York .............................          63,300        3,530,874
    Mid-America Apartment Communities .......................          61,100        3,490,032




THE ADVISORS' INNER CIRCLE FUND                                     FMA SMALL COMPANY PORTFOLIO
                                                                      JULY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                              --------------- -----------------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
    Pennsylvania Real Estate Investment Trust ...............          87,500     $  3,445,750
                                                                                  ------------
                                                                                    16,536,170
                                                                                  ------------
RESTAURANTS -- 1.6%
    Sonic* ..................................................         138,100        2,717,808
                                                                                  ------------
SEMI CONDUCTORS -- 3.3%
    ATMI* ...................................................         101,600        2,699,512
    Microsemi* ..............................................         119,618        3,026,335
                                                                                  ------------
                                                                                     5,725,847
                                                                                  ------------
TRANSPORTATION SERVICES -- 1.5%
    Forward Air .............................................          78,600        2,522,274
                                                                                  ------------
UTILITIES -- 1.6%
    Consolidated Communications Holdings ....................         168,200        2,822,396
                                                                                  ------------
UTILITIES - ELECTRICAL -- 1.8%
    PNM Resources ...........................................         112,900        3,026,849
                                                                                  ------------

    TOTAL COMMON STOCK
         (Cost $151,734,849).................................                      161,029,221
                                                                                  ------------
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.9%
-----------------------------------------------------------------------------------------------
    HighMark U.S. Government Money Market Fund, 4.850% (A)
         (Cost $4,981,587)...................................       4,981,587        4,981,587
                                                                                  ------------

    TOTAL INVESTMENTS -- 96.4%
         (Cost $156,716,436)+................................                     $166,010,808
                                                                                  ============
    PERCENTAGES ARE BASED ON NET ASSETS OF $172,168,333.
*   NON-INCOME PRODUCING SECURITY
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
CL  CLASS
+   AT JULY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $156,716,436, AND
    THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,569,506 AND $(6,275,134)
    RESPECTIVELY.

    FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND
    OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT
    SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMA-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.